ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASHFLOW (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	¥ (2,657,580)	$ (417,032)	¥ (1,108,207)	¥ (1,297,838)
Net cash used in investing activities	(686,663)	(107,752)	(229,757)	(267,460)
Net cash provided by/(used in) financing activities	(1,554,505)	(243,936)	5,891,550
Effect of foreign exchange rate changes on cash and cash equivalents	(51,457)	(8,075)	(188,664)	(22,575)
Net increase/(decrease) in cash and cash equivalents	(4,950,205)	(776,795)	4,364,922	(1,587,873)
Cash and cash equivalents and restricted cash, beginning of the year	5,521,055	866,374	1,156,133	2,744,006
Cash and cash equivalents and restricted cash, end of the year	570,850	89,579	5,521,055	1,156,133
Reportable legal entity | Parent
CONDENSED STATEMENTS OF CASHFLOW
Net cash provided by operating activities	42,829	6,722	1,571	10,460
Net cash used in investing activities	(4,001,123)	(627,864)	(20,652)	(1,586,628)
Net cash provided by/(used in) financing activities	(936,655)	(146,982)	5,181,447
Effect of foreign exchange rate changes on cash and cash equivalents	(22,483)	(3,528)	(173,133)	(10,522)
Net increase/(decrease) in cash and cash equivalents	(4,917,432)	(771,652)	4,989,233	(1,586,690)
Cash and cash equivalents and restricted cash, beginning of the year	5,029,806	789,286	40,573	1,627,263
Cash and cash equivalents and restricted cash, end of the year	¥ 112,374	$ 17,634	¥ 5,029,806	¥ 40,573